7. Stockholders' Equity (Deficit) (Details 2) (StockOptions [Member])	12 Months Ended
Mar. 31, 2013
StockOptions [Member]
Volatility	220.00%
Expected dividend rate	0.00%
Expected life	10 years
Risk-free rate	1.87%